Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 100,791	$ 78,420
Other financial assets	19,387	55,615
Marketable securities	29,146	27,525
Other current assets	4,901	2,529
Total current assets	154,225	164,089
Non-current assets
Marketable securities	33,300	61,142
Property, plant and equipment	748	1,069
Total non-current assets	34,048	62,211
Total assets	188,273	226,300
Current liabilities
Trade payables	3,741	3,490
Lease liability	255	343
Other current liabilities	4,957	2,868
Total current liabilities	8,953	6,701
Non-current liabilities
Lease liability	369	631
Total non-current liabilities	369	631
Total liabilities	9,322	7,332
Equity attributable to owners
Share capital	1,301	1,301
Additional paid-in capital	291,463	291,463
Other reserves	5,194	4,651
Foreign currency translation reserve	(12,561)	(10,507)
Accumulated deficit	(106,446)	(67,940)
Total equity	178,951	218,968
Total liabilities and equity	$ 188,273	$ 226,300